IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Effective August 1, 2018, the Boards of Directors/Trustees of the Federated registrants and funds listed below approved an automatic conversion feature for Class C Shares. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date conditioned upon the fund or financial intermediary having records confirming the Class C Shares have been held for at least ten years, and that Class A Shares are available for purchase. Certain financial intermediaries, record keepers and platforms do not track shareholder level share lot aging for certain types of accounts. These Class C Shares would not satisfy the conditions for the conversion. Please consult your financial intermediary for more information.
Class C Shares of the following registrants and funds are included:
Federated Equity Funds
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated Prudent Bear Fund
Federated Equity Income Fund, InC.
Federated Fixed Income Securities, Inc.
Federated Strategic Income Fund
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated High Yield Trust
Federated Income Securities Trust
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Muni and Stock Advantage Fund
Federated Real Return Bond Fund
Federated International Series, Inc.
Federated Global Total Return Bond Fund

Federated Investment Series Funds, Inc.
Federated Bond Fund
Federated MDT Equity Trust
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
Federated Municipal Bond Fund, Inc.
Federated Municipal Securities Income Trust
Federated Municipal High Yield Advantage Fund
Federated Total Return Series, Inc.
Federated Total Return Bond Fund
FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
Money Market Obligations Trust
Federated Government Reserves Fund
May 30, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454346 (5/18)
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